Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of income tax expense

For the years ended December 31	2024	2023
Current income tax expense	$10,121	$4,687
Deferred tax expense (recovery)	193	(4,580)
Income tax expense	$10,314	$107

For the years ended December 31	2024	2023
Tax expense related to continuing operations
Current
Canada	$—	$860
International	10,121	3,827
	10,121	4,687
Deferred
Canada	(1,291)	(4,468)
International	1,484	(112)
	193	(4,580)
Income tax expense	$10,314	$107

Schedule of reconciliation between income tax expense and the product of accounting profit multiplied by the Company's weighted average tax rate applicable to profits

For the years ended December 31	2024	2023
(Loss) earnings before income taxes	$(12,770)	$36,389

At 26.5% statutory rate	$(3,384)	$9,643
Tax effects of:
Differences in foreign statutory tax rates	(5,936)	(14,911)
Temporary difference subject to Initial Recognition Exemption	3,717	4,000
Deferred tax asset not recognized	7,928	3,104
Income/expenses not taxed	5,533	(628)
Adjustments in respect to prior year	1,293	(465)
Impact of foreign exchange on deferred tax balance	724	(253)
Other	439	(383)
Income tax expense	$10,314	$107

Schedule of significant components of deferred income tax liabilities

For the years ended December 31	2024	2023
Deferred tax assets
Non-capital loss carry-forwards	$21,897	$19,541
Stream and other assets	6,915	7,298
	28,812	26,839
Deferred tax liabilities
Royalties and other assets	(23,300)	(21,134)
	5,512	5,705
Classification
Non-current assets	8,446	9,343
Non-current liabilities	(2,934)	(3,638)
	$5,512	$5,705

Schedule of movement in net deferred taxes

For the years ended December 31	2024	2023
Balance, beginning of the year	$5,705	$1,125
Recognized in profit and loss	(193)	4,580
Balance, end of year	$5,512	$5,705

Schedule of non-capital loss

Year of Expiry	2038 to 2039	2040 to 2041	2042 to 2044	Total
NCLs	$25,826	$19,175	$27,193	$72,194